Segment Information - Summary of Segment Information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Segment assets	¥ 19,349,164	¥ 18,958,123	¥ 18,229,294
Provisions for product warranties	259,737
Write-down of inventories recognized as an expense	67,768	22,707	27,610
Unallocated corporate assets [member]
Disclosure of operating segments [line items]
Segment assets	519,780	530,809	451,387
Product warranties [member]
Disclosure of operating segments [line items]
Provisions for product warranties	¥ 219,575	¥ 198,016	¥ 607,646